Equity (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,976,677	1,165,976,677
Treasury shares	(17,423,777)	(16,295,299)
Number of shares issued and fully paid	1,148,552,900	1,149,681,378
Fixed Class I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	24,180	24,180
Number of shares issued and fully paid	24,180	24,180
Variable Class I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,952,497	1,165,952,497
Treasury shares	(17,423,777)	(16,295,299)
Number of shares issued and fully paid	1,148,528,720	1,149,657,198
Series A shares
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,976,677	1,165,976,677
Series A shares | Fixed Class I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	24,180	24,180
Series A shares | Variable Class I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,952,497	1,165,952,497